CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Ordinary shares	Share capital	Participation certificates	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Reserve from actuarial gains and losses	Attributable to owners of the Company	Attributable to non-controlling interests	Total
Balance at Dec. 31, 2020		€ 302	€ 161	€ (1,970)	€ 99,896	€ 68,027	€ 2,035	€ (1,176)	€ 167,275	€ (3,143)	€ 164,132
Net profit (loss) for the year from continuing operations						12,569			12,569	218	12,787
Other comprehensive income (loss)							13,720	1,197	14,917	(265)	14,652
Total comprehensive income (loss)						12,569	13,720	1,197	27,486	(47)	27,439
Issuance of MPP share awards				1,346	469				1,815		1,815
Reclassification of unpaid contribution of capital					5,383	669			6,052		6,052
Equity-settled share-based payments					6,993	8,428			15,421		15,421
Issuance of participation certificates			3		7,748				7,751		7,751
Reclassification of deposit liability					3,211				3,211		3,211
Issuance of ordinary shares	€ 2,407				544,223				546,630		546,630
IPO restructuring	24,890	€ (302)	€ (164)	624	(125,136)				(100,088)		(100,088)
Grants to sport rights holders					63,270				63,270		63,270
Balance at Dec. 31, 2021	27,297				606,057	89,693	15,755	21	738,823	(3,189)	735,634
Net profit (loss) for the year from continuing operations						10,891			10,891	(400)	10,491
Other comprehensive income (loss)							1,989	1,859	3,848	10	3,858
Total comprehensive income (loss)						10,891	1,989	1,859	14,739	(390)	14,349
Purchase of treasury shares				(3,837)					(3,837)		(3,837)
Equity-settled share-based payments					3,741	24,558			28,299		28,299
Reclassification of deposit liability					2,432				2,432		2,432
Business combinations					3,000				3,000	6,227	9,227
Acquisition of non-controlling interests					(31,438)				(31,438)	3,193	(28,245)
Vesting of RSUs	26			1,132	6,399	(7,987)			(430)		(430)
Balance at Dec. 31, 2022	27,323			(2,705)	590,191	117,155	17,744	1,880	751,588	5,841	757,429
Net profit (loss) for the year from continuing operations						34,655			34,655	(761)	33,894
Other comprehensive income (loss)							(3,654)	(744)	(4,398)	(37)	(4,435)
Total comprehensive income (loss)						34,655	(3,654)	(744)	30,257	(798)	29,459
Purchase of treasury shares				(9,022)					(9,022)		(9,022)
Equity-settled share-based payments					1,643	39,534			41,177		41,177
Reclassification of deposit liability					1,811				1,811		1,811
Vesting of RSUs	98			9,405	8,196	(17,715)			(16)		(16)
Grants to sport rights holders					51,999				51,999		51,999
Balance at Dec. 31, 2023	€ 27,421			€ (2,322)	€ 653,840	€ 173,629	€ 14,090	€ 1,136	€ 867,794	€ 5,043	€ 872,837